DEPOSITS AND PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Deposits and Prepaid Expenses [Abstract]
Schedule Of Deposits and Prepaid Expenses [Table Text Block]
The Company made temporary deposit payments for equity investments in the future development of a prawn farm hatchery and a prawn farm nursery.

	September 30, 2013	December 31, 2012

Deposits for
- purchases of equipment	$1,025,161	$318,192
- acquisition of land use rights	7,826,508	7,826,508
- inventory purchases	1,843,325	2,228,854
- aquaculture contract	4,719,101	7,062,600
- building materials	1,281,935	2,000,000
- proprietary technologies	4,404,210	2,254,839
- construction in progress	29,173,167	14,423,021
Miscellaneous	907,629	4,892,258
Shares issued for employee compensation and overseas professional	133,744	271,800
Temporary deposits payments for acquring equity investments	33,541,840	6,030,785
	84,856,620	47,308,857

	2012	2011

Deposits for prepayments for purchases of equipment	$318,192	$-
Miscellaneous	4,892,258	-
Deposits for- acquisition of land use right	7,826,508	4,453,665
Deposits for- inventory purchases	2,228,854	5,190,952
Deposits for- aquaculture contract	7,062,600	3,085,164
Deposits for- building materials	2,000,000	-
Deposits for- proprietary technology	2,254,839	-
Prepayments for construction in progress	14,423,021	-
Shares issued for employee compensation and oversea professional fee	271,800	2,139,057
Temporary deposits payment for acquiring equity investments	6,030,785	-
	$47,308,857	$14,868,838